BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of antidilutive securities excluded from computation of earnings per share
	Three months Ended June 30,		Six months Ended June 30,
	2023	2022	2023	2022
Numerator:
Net income (loss) available for common stockholders	$9,228,829	$(3,326,610)	$7,042,137	$(4,749,073)
Denominator:
Weighted-average shares to compute basic earnings per share	1,448,694,787	84,951,404	787,069,367	78,205,892
Class D preferred stock, including preferred dividends	110,214,757	-	110,214,757	-
Class E preferred stock, including preferred dividends	145,901,942	-	145,901,942	-
Convertible notes	48,535,473	-	48,535,473	-
Warrants	4,129,091	-	4,129,091	-
Weighted-average shares to compute diluted earnings per share	1,757,476,050	84,951,404	1,095,850,630	78,205,892

Income (loss) per share:
Basic	$0.01	$(0.04)	$0.01	$(0.06)
Diluted	$0.01	$(0.04)	$0.01	$(0.06)

	Year Ended December 31, 2022	Year Ended December 31, 2021

Class A Preferred Stock	1,893,149,525	1,408,825,375
Class B Preferred Stock	-	314,754
Class C Preferred Stock, including accrued dividends	688,598	747,540
Class D Preferred Stock, Including accrued dividends	47,352,673	1,395,349
Class E Preferred Stock, including accrued dividends	45,053,832	-
Convertible Notes	18,175,060	20,000
Warrants	4,129,091	-
Potentially dilutive securities	2,008,548,779	1,411,303,018